Variable Interest Entities and Securitizations	12 Months Ended
Dec. 31, 2024
Variable Interest Entities and Securitizations [Abstract]
Variable Interest Entities and Securitizations

4. Variable Interest Entities and Securitizations

A VIE is an entity that either (i) has insufficient equity to finance its activities without additional subordinated financial support, or (ii) has equity investors who lack the characteristics of a controlling financial interest. The Company consolidates VIEs for which it is the primary beneficiary. The Company is the primary beneficiary of a VIE when it has both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the VIE. Assets recognized as a result of consolidating VIEs do not represent additional assets that could be used to satisfy claims against the Company’s general assets. Liabilities recognized as a result of consolidating VIEs do not represent additional claims on the Company’s general assets, rather they represent claims against the specific assets of the consolidated VIEs.

UACC has the power to direct significant activities of its VIEs when it has the ability to exercise discretion in the servicing of financial assets or control investment decisions. UACC generally retains a portion of the economic interests in UACC-sponsored asset-backed securitization transactions, which could be retained in the form of a portion of the senior interests, the subordinated interests, residual interests, or servicing rights.

UACC has developed a securitization program that involves selling finance receivables to securitization trusts through the private issuance of asset-backed securities which are collateralized by the finance receivables. UACC establishes and sponsors these transactions which create and pass along risks to the variable interest holders, specifically, consumer credit risk and pre-payment risk.

The securitization trusts established in connection with asset-backed securitization transactions are VIEs. For each VIE that UACC establishes in its role as sponsor of securitization transactions, the Company performs an analysis to determine if it is the primary beneficiary of the VIE.

UACC has no obligation to repurchase or replace any securitized asset that subsequently becomes delinquent in payment or otherwise is in default, except when representations and warranties about the eligibility of the securitized assets are breached, or when certain changes are made to the underlying asset contracts. Securitization investors have no recourse to UACC or its other assets and have no right to require UACC to repurchase the investments. UACC has no obligation to provide liquidity or contribute cash or additional assets to the VIEs and does not guarantee any asset-backed securities.

In 2024, UACC completed the 2024-1 securitization transaction, in which it sold approximately $300.0 million of rated asset-backed securities in an auto finance receivable securitization transaction from a securitization trust, established and sponsored by UACC for proceeds of $297.2 million. The trust is collateralized by finance receivables with an aggregate principal balance of $380.1 million as of April 30, 2024. These finance receivables are serviced by UACC and UACC receives an “at market” servicing fee. As a result of market conditions, the Company retained the residual interests, therefore the 2024-1 securitization was accounted for as secured borrowings and remains on balance sheet pending the sale of such retained interests. The Company also repurchased $4.2 million of the non-investment grade securities related to the 2022-2 securitization transaction for $4.8 million.

In 2023, UACC completed the 2023-1 securitization transaction, in which it sold rated asset-backed non-investment grade securities, for proceeds of $260.9 million. UACC still retains the residual interests related to the 2023-1 securitization transaction and therefore consolidated the 2023-1 VIE and accounted for this transaction as a secured borrowing. The trust is collateralized by finance receivables with an aggregate principal balance of $326.4 million as of January 31, 2023. These finance receivables are serviced by UACC. UACC retained the servicing rights to these finance receivables and receives an “at market” servicing fee.

UACC is the primary beneficiary of the 2024-1 and 2023-1 securitization trusts, as it has both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the VIE. UACC also retained a portion of the economic interests in the 2024-1 and 2023-1 asset-backed securitization transactions, in the form of residual interests in accordance with Regulation RR of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Risk Retention Rules”). The Risk Retention Rules require the Company to retain at least 5% of the beneficial interests issued by the securitization trusts. Refer to Note 11 — Long Term Debt for further details.

In July 2022, UACC sold a pool of finance receivables in the 2022-2 securitization transaction. UACC retained the servicing rights to these finance receivables and receives an “at market” servicing fee. UACC retained an insignificant amount of the asset-backed securities issued in the securitization in order to comply with risk retention rules. Originally, the Company concluded that it is not the primary beneficiary of the 2022-2 securitization trust because UACC retained interests in the VIE are insignificant. Therefore, the Company did not originally consolidate the 2022-2 trust. From January to March 2023, although not contractually required, UACC elected to waive its servicing fee on the 2022-2 securitization, due to higher-than-expected losses, which transferred more than an insignificant portion of the corresponding risk of loss from the VIE to the Company. Since UACC has the power to direct the significant activities of the VIE, as it is the servicer, and additionally it absorbs the risk of loss, the Company concluded that it is the primary beneficiary of the VIE. In March 2023, the Company accounted for the transaction as secured borrowings and consolidated the 2022-2 securitization trust. The beneficial interest was then eliminated.

The VIE model allows for a measurement alternative when a reporting entity elects the fair value option and consolidates a collateralized financing entity (“CFE”). This measurement alternative eliminates the accounting mismatch that may arise from measurement differences between the CFE’s financial assets and third-party financial liabilities in earnings and attributes those earnings to the controlling equity interest in the consolidated income statement. The 2022-2 and 2023-1 securitization trusts consolidated by UACC meet the definition of a CFE, therefore, the Company has elected to apply the measurement alternative when consolidating these VIEs. Refer to Note 16 — Financial Instruments and Fair Value Measurements for further detail.

UACC has four senior secured warehouse credit facilities. Through trusts, UACC entered into warehouse facility agreements with certain banking institutions, primarily to finance the purchase and origination of finance receivables as well as to provide funding for general operating activities. These trusts are secured by eligible finance receivables which are pledged as collateral for the warehouse facilities. These trusts are consolidated VIEs. Refer to Note 10 — Warehouse Credit Facilities of Consolidated VIEs for further details on the warehouse facilities.

Creditors or beneficial interest holders of VIEs for which the Company is the primary beneficiary generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to the Company. The following table presents the total assets and total liabilities associated with the Company’s variable interests in consolidated VIEs, as classified in the consolidated balance sheets (in thousands):

	As of December 31, 2024
	Securitization Vehicles	Warehouse Facilities(1)	Total
Assets:
Restricted cash	$29,213	$18,895	$48,108
Finance receivables at fair value	214,420	252,900	467,320
Finance receivables held for sale	178,845	131,120	309,965
Interest receivable	6,892	6,370	13,262
Other assets	6,057	4,700	10,757
Total Assets	$435,427	$413,985	$849,412
Liabilities:
Securitization debt	$353,356	$—	$353,356
Warehouse credit facilities	—	359,912	359,912
Other liabilities	3,597	10,244	13,841
Total Liabilities	$356,953	$370,156	$727,109
	As of December 31, 2023
	Securitization Vehicles	Warehouse Facilities(1)	Total
Assets:
Restricted cash	$28,458	$20,688	$49,146
Finance receivables at fair value	316,998	24,446	341,444
Finance receivables held for sale	—	457,185	457,185
Interest receivable	6,107	7,586	13,693
Other assets	6,283	6,987	13,270
Total Assets	$357,846	$516,892	$874,738
Liabilities:
Securitization debt	$314,095	$—	$314,095
Warehouse credit facilities	—	421,268	421,268
Other liabilities	4,534	9,801	14,335
Total Liabilities	$318,629	$431,069	$749,698

(1)      Refer to Note 10 — Warehouse Credit Facilities of Consolidated VIEs for further details of the warehouse facilities.

UACC establishes securitization trusts to purchase finance receivables. The securitization trusts issue asset-backed securities, which are collateralized by the finance receivables that UACC sells to the securitization trusts. Upon sale of the finance receivables to the securitization trusts, the Company recognizes a gain or loss on sales of finance receivables if it determines it qualifies for sale accounting treatment and it is not the primary beneficiary of the VIE.

In February 2022, UACC sold a pool of finance receivables in the 2022-1 securitization transaction. UACC retained the servicing rights to these finance receivables and receives an “at market” servicing fee. UACC retained an insignificant amount of the asset-backed securities issued in the securitization in order to comply with Risk Retention Rules. The 2022-1 securitization trust is a VIE that the Company does not consolidate. As the servicer, UACC retained the power to direct the activities that are most significant to the entities, however, the Company concluded that it is not the primary beneficiary of the 2022-1 securitization trust because UACC retained interests in the VIE are insignificant. The beneficial interest retained by UACC included rated notes and unrated residual certificates issued by the 2022-1 securitization trust.

As of December 31, 2024 and 2023, the assets UACC retains in the unconsolidated VIEs were approximately $2.2 million and $4.5 million, respectively, and are included in “Beneficial interests in securitizations” in the Company’s consolidated balance sheet. The beneficial interests in securitizations are subject to restrictions on transfer pursuant to UACC’s obligations as a sponsor under Risk Retention Rules. These securities are interests in securitization trusts, thus there are no contractual maturities. During 2023, the Company entered into a Risk Retention Financing Facility to finance the majority of its retained beneficial interests in securitizations. Refer to Note 11 — Long Term Debt for further detail.

The following table summarizes the amortized cost, the carrying amount, which is the fair value, and the maximum exposure to losses of UACC’s assets related to unconsolidated VIEs (in thousands):

	As of December 31, 2024			As of December 31, 2023
	Aggregate Principal Balance	Carrying Value	Total Exposure	Aggregate Principal Balance	Carrying Value	Total Exposure
Rated notes	$2,106	$1,992	$1,992	$4,538	$4,345	$4,345
Certificates	—	192	192	—	140	140
Other assets	310	310	310	310	310	310
Total unconsolidated VIEs	$2,416	$2,494	$2,494	$4,848	$4,795	$4,795

Total exposure represents the estimated loss UACC would incur under severe, hypothetical circumstances, such as if the value of the interests in the securitization trusts and any associated collateral declined to zero. The Company believes the possibility of this is remote. As such, the total exposure presented above is not an indication of the Company’s expected losses.